RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Allocation amount	$ 600,000	$ 600,000	$ 2,000,000.0	$ 1,600,000	$ 3,400,000	$ 1,500,000
Net operating expense	5,897,769	2,706,123	17,743,763	7,566,602	14,251,075	5,812,754
Net receivable balance	$ 2,900,000		2,900,000		2,300,000	1,400,000
Greens Natural Foods, Inc. [Member]
Related Party Transaction [Line Items]
Net operating expense		3,034,727		9,419,009		10,194,504
Notes Payable		88,574		88,574		109,108
Healthier Choices Management Corp [Member]
Related Party Transaction [Line Items]
Funds from parent company					13,800,000	2,100,000
Net operating expense			2,000,000.0	1,600,000	2,800,000	1,500,000
Loan payment			100,000		$ 11,000,000.0	500,000
Due from affiliates						80,000.00
Funds from parent company			$ 2,100,000	6,800,000
Mother Earth's Subsidiaries, Inc. [Member]
Related Party Transaction [Line Items]
Loan payment				5,200,000
Notes Payable One [Member] | Greens Natural Foods, Inc. [Member]
Related Party Transaction [Line Items]
Notes Payable							$ 543,750
Notes Payable Two [Member] | Greens Natural Foods, Inc. [Member]
Related Party Transaction [Line Items]
Notes Payable							$ 56,250
Related Party [Member] | Greens Natural Foods, Inc. [Member]
Related Party Transaction [Line Items]
Consulting fees		$ 45,000		$ 179,000		$ 216,792